UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21407
Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end: 12/31
Date of reporting period:    9/30/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Diversified Dividend and Income Fund (JDD)
September 30, 2009

Shares	Description (1)	Value

	Common Stocks – 34.5% (26.5% of Total Investments)

	Aerospace & Defense – 2.9%

30,500	Lockheed Martin Corporation	$2,381,440
26,100	Northrop Grumman Corporation	1,350,675
52,200	Raytheon Company	2,504,034

	Total Aerospace & Defense	6,236,149

	Building Products – 0.6%

35,400	Masonite Worldwide Holdings	1,345,200

	Commercial Banks – 0.9%

76,000	Banco Santander Central S.A.	1,227,400
25,800	Wells Fargo & Company	727,044

	Total Commercial Banks	1,954,444

	Commercial Services & Supplies – 1.5%

135,100	Pitney Bowes Inc.	3,357,235

	Containers & Packaging – 0.9%

95,000	Packaging Corp. of America	1,938,000

	Diversified Financial Services – 0.3%

16,700	JPMorgan Chase & Co.	731,794

	Diversified Telecommunication Services – 1.8%

49,000	AT&T Inc.	1,323,490
103,000	Frontier Communications Corporation	776,620
60,000	Verizon Communications Inc.	1,816,200

	Total Diversified Telecommunication Services	3,916,310

	Electric Utilities – 0.7%

32,200	EDP – Energias de Portugal, S.A., Sponsored ADR, (8)	1,473,198

	Food & Staples Retailing – 0.6%

68,000	Kroger Co.	1,403,520

	Food Products – 0.7%

55,722	Kraft Foods Inc.	1,463,817

	Hotels, Restaurants & Leisure – 1.4%

93,800	Starwood Hotels & Resorts Worldwide, Inc.	3,098,214

	Household Products – 0.7%

25,000	Kimberly-Clark Corporation	1,474,500

	Industrial Conglomerates – 0.6%

80,000	General Electric Company	1,313,600

	Insurance – 4.6%

92,700	Hartford Financial Services Group, Inc.	2,456,550
37,000	Loews Corporation	1,267,250
61,800	MetLife, Inc.	2,352,726
18,400	Reinsurance Group of America Inc.	820,640
60,500	Travelers Companies, Inc.	2,978,415

	Total Insurance	9,875,581

	Machinery – 1.5%

32,700	Caterpillar Inc.	1,678,491
53,000	Ingersoll Rand Company Limited, Class A	1,625,510

	Total Machinery	3,304,001

	Media – 0.6%

82,400	Comcast Corporation, Special Class A	1,324,992

	Metals & Mining – 1.6%

70,300	Barrick Gold Corporation	2,664,370
7,400	POSCO, ADR	769,156

	Total Metals & Mining	3,433,526

	Oil, Gas & Consumable Fuels – 3.6%

50,500	ConocoPhillips	2,280,580
41,300	Eni S.p.A., Sponsored ADR	2,058,805
14,000	Exxon Mobil Corporation	960,540
41,000	Total S.A., Sponsored ADR	2,429,660

	Total Oil, Gas & Consumable Fuels	7,729,585

	Pharmaceuticals – 4.5%

43,400	GlaxoSmithKline PLC, Sponsored ADR	1,714,734
85,000	Merck & Co. Inc.	2,688,550
117,800	Pfizer Inc.	1,949,590
89,200	Sanofi-Aventis, Sponsored ADR	3,295,940

	Total Pharmaceuticals	9,648,814

	Road & Rail – 0.6%

21,500	Union Pacific Corporation	1,254,525

	Software – 2.3%

127,700	CA Inc.	2,808,123
79,800	Microsoft Corporation	2,066,022

	Total Software	4,874,145

	Tobacco – 1.6%

9,500	Lorillard Inc.	705,850
55,300	Philip Morris International	2,695,322

	Total Tobacco	3,401,172

	Total Common Stocks (cost $70,991,692)	74,552,322

Shares	Description (1)	Value

	Real Estate Investment Trust Common Stocks – 28.7% (22.0% of Total Investments)

	Diversified – 1.3%

42,438	Vornado Realty Trust	$2,733,431

	Industrial – 1.4%

246,400	ProLogis	2,937,088

	Office – 5.1%

47,050	Boston Properties, Inc.	3,084,127
68,000	Corporate Office Properties	2,507,840
222,750	Douglas Emmett Inc.	2,735,370
85,250	Mack-Cali Realty Corporation	2,756,132

	Total Office	11,083,469

	Residential – 6.9%

264,176	Apartment Investment & Management Company, Class A	3,896,596
36,375	AvalonBay Communities, Inc.	2,645,554
94,050	Equity Residential	2,887,335
35,600	Essex Property Trust Inc.	2,833,048
145,000	Post Properties, Inc.	2,610,000

	Total Residential	14,872,533

	Retail – 7.6%

37,750	Federal Realty Investment Trust	2,316,718
132,884	Macerich Company	4,030,372
59,300	Regency Centers Corporation	2,197,065
67,250	Saul Centers Inc.	2,158,725
39,640	Simon Property Group, Inc.	2,752,205
79,900	Taubman Centers Inc.	2,882,792

	Total Retail	16,337,877

	Specialized – 6.4%

291,700	Extra Space Storage Inc.	3,077,435
95,550	Health Care Property Investors Inc.	2,746,107
245,650	Host Hotels & Resorts Inc.	2,891,301
32,324	Public Storage, Inc.	2,432,058
71,200	Ventas Inc.	2,741,200

	Total Specialized	13,888,101

	Total Real Estate Investment Trust Common Stocks (cost $54,175,611)	61,852,499

Shares	Description (1)	Coupon	Ratings (2)	Value

	Capital Preferred Securities – 0.7% (0.6% of Total Investments)

	Food Products – 0.7%

15	HJ Heinz Finance Company, 144A	8.000%	BB+	$1,545,469

	Total Capital Preferred Securities (cost $1,310,000)			1,545,469

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Variable Rate Senior Loan Interests – 36.1% (27.7% of Total Investments) (4)

	Chemicals – 2.6%

$853	Ashland, Inc., Term Loan B	6.650%	5/13/14	BB+	$873,409
400	Celanese US Holdings LLC, Credit Linked Deposit	0.259%	4/02/14	BB+	381,450
911	Celanese US Holdings LLC, Term Loan	2.345%	4/02/14	BB+	865,613
1,940	Hexion Specialty Chemicals, Inc., Term Loan C4	2.750%	5/05/13	B1	1,597,266
1,881	Rockwood Specialties Group, Inc., Term Loan H	6.000%	7/30/12	Ba2	1,903,822

5,985	Total Chemicals				5,621,560

	Containers & Packaging – 1.3%

249	Graham Packaging Company LP, Term Loan B	2.554%	10/07/11	B+	244,320
2,496	Graham Packaging Company LP, Term Loan C	6.750%	4/05/14	B+	2,501,646

2,745	Total Containers & Packaging				2,745,966

	Diversified Telecommunication Services – 2.4%

333	Intelsat, Tranche B2, Term Loan A	2.753%	1/03/14	BB-	317,114
332	Intelsat, Tranche B2, Term Loan B	2.753%	1/03/14	BB-	317,017
332	Intelsat, Tranche B2, Term Loan C	2.753%	1/03/14	BB-	317,017
1,921	Intelsat, Tranche B2, Term Loan	2.753%	7/01/13	BB-	1,845,060
1,940	MetroPCS Wireless, Inc., Term Loan	2.661%	11/03/13	Ba2	1,856,634
453	Verifone, Inc., Term Loan B	3.000%	10/31/13	Ba2	432,138

5,311	Total Diversified Telecommunication Services				5,084,980

	Electric Utilities – 2.0%

1,702	Dynegy Holdings, Inc., Delayed Term Loan	4.000%	4/02/13	Ba2	1,643,086
292	Dynegy Holdings, Inc., Term Loan	4.000%	4/02/13	Ba2	281,789
1,960	TXU Corporation, Term Loan B2	3.754%	10/10/14	B+	1,556,730
982	TXU Corporation, Term Loan B3	3.754%	10/10/14	B+	776,140

4,936	Total Electric Utilities				4,257,745

	Electrical Equipment – 0.6%

1,383	Sensus Metering Systems, Inc., Term Loan B1	7.000%	6/03/13	BB	1,387,792

	Electronic Equipment & Instruments – 0.4%

968	Sensata Technologies B.V., Term Loan	2.246%	4/27/13	B	831,444

	Health Care Equipment & Supplies – 1.3%

1,970	Biomet, Inc., Term Loan	3.282%	3/25/15	BB-	1,903,174
995	Renal Advantage, Inc., Term Loan	2.790%	10/06/12	N/R	947,312

2,965	Total Health Care Equipment & Supplies				2,850,486

	Health Care Providers & Services – 5.3%

97	Community Health Systems, Inc., Delayed Term Loan	2.496%	7/25/14	BB	91,424
1,903	Community Health Systems, Inc., Term Loan	2.611%	7/25/14	BB	1,792,076
1,290	Fresenius SE, Term Loan B1	6.750%	7/06/14	BBB-	1,307,133
695	Fresenius SE, Term Loan B2	6.750%	7/06/14	BBB-	704,168
2,765	HCA, Inc., Term Loan, DDI	2.533%	11/18/13	BB	2,613,326
1,830	Health Management Associates, Inc., Term Loan	2.033%	2/28/14	BB-	1,722,872
1,925	Quintiles Transnational Corporation, Term Loan B	2.283%	3/29/13	BB	1,831,314
232	United Surgical Partners International, Inc., Delayed Term Loan	2.250%	4/19/14	Ba3	215,883
1,227	United Surgical Partners International, Inc., Term Loan	2.374%	4/19/14	Ba3	1,142,795

11,964	Total Health Care Providers & Services				11,420,991

	Hotels, Restaurants & Leisure – 3.6%

1,930	24 Hour Fitness Worldwide, Inc., Term Loan B	2.921%	6/08/12	Ba3	1,775,600
727	CBRL Group, Inc., Term Loan B1	1.974%	4/27/13	BB-	704,464
27	CBRL Group, Inc., Term Loan B2	1.954%	4/26/13	BB-	26,630
2,445	Cedar Fair LP, Term Loan	4.246%	8/30/14	BB-	2,390,797
89	Travelport LLC, Letter of Credit	2.783%	8/23/13	Ba2	83,274
445	Travelport LLC, Term Loan	2.759%	8/23/13	Ba2	415,019
593	Venetian Casino Resort LLC, Delayed Term Loan	2.040%	5/23/14	B-	496,737
2,346	Venetian Casino Resort LLC, Term Loan	2.040%	5/23/14	B-	1,966,828

8,602	Total Hotels, Restaurants & Leisure				7,859,349

	Independent Power Producers & Energy Traders – 1.4%

750	Kgen LLC, Synthetic Letter of Credit	2.063%	2/05/14	BB	697,500
1,216	Kgen LLC, Term Loan B	2.000%	2/05/14	BB	1,130,531
469	NRG Energy, Inc., Credit Linked Deposit	2.033%	2/01/13	Baa3	445,901
871	NRG Energy, Inc., Term Loan	2.022%	2/01/13	Baa3	829,177

3,306	Total Independent Power Producers & Energy Traders				3,103,109

	Insurance – 0.2%

651	Conseco, Inc., Term Loan	6.500%	10/10/13	Caa1	514,258

	IT Services – 1.7%

1,960	First Data Corporation, Term Loan B1	2.999%	9/24/14	B+	1,694,855
2,001	SunGard Data Systems, Inc., Term Loan B	2.004%	2/28/14	BB	1,886,057

3,961	Total IT Services				3,580,912

	Machinery – 0.4%

990	Manitowoc Company, Term Loan	7.500%	11/06/14	BB	949,175

	Media – 7.8%

1,965	CanWest Mediaworks LP, Term Loan	4.250%	7/10/15	Caa3	1,075,837
2,162	Charter Communications Operating Holdings LLC, Term Loan, (5)	6.250%	3/06/14	Ba2	2,070,086
456	Discovery Communications Holdings LLC, Term Loan	2.246%	5/14/14	BBB-	444,881
1,843	Emmis Operating Company, Term Loan	4.283%	11/01/13	Caa2	1,290,003
1,903	Idearc, Inc., Term Loan, (5), (6)	4.250%	11/17/14	D	815,526
2,500	Mediacom Broadband LLC, Tranche D Term Loan	5.500%	3/31/17	BB-	2,510,158
963	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	5.500%	4/08/12	N/R	549,185
603	Neilsen Finance LLC, Term Loan	2.249%	8/09/13	Ba3	565,293
1,256	Neilsen Finance LLC, Term Loan B	3.999%	5/02/16	Ba3	1,190,231
1,975	Tribune Company, Term Loan B, (5), (6)	5.250%	6/04/14	Ca	993,056
341	Tribune Company, Term Loan X, (5), (6)	5.000%	6/04/09	Ca	168,391
2,000	Univision Communications, Inc., Term Loan	2.533%	9/29/14	B2	1,698,750
2,000	UPC Broadband Holding BV, Term Loan N	2.011%	12/31/14	Ba3	1,880,000
2,000	Yell Group PLC, Term Loan	3.283%	10/29/12	B	1,572,858

21,967	Total Media				16,824,255

	Metals & Mining – 0.7%

665	Amsted Industries, Inc., Delayed Term Loan	2.480%	4/05/13	BB	626,208
916	Amsted Industries, Inc., Term Loan	2.484%	4/05/13	BB	862,626

1,581	Total Metals & Mining				1,488,834

	Paper & Forest Products – 0.6%

844	Georgia-Pacific Corporation, Term Loan B	2.316%	12/21/12	BB+	814,687
465	Georgia-Pacific Corporation, Term Loan C	3.588%	12/23/14	BB+	463,984

1,309	Total Paper & Forest Products				1,278,671

	Pharmaceuticals – 1.0%

2,118	Mylan Laboratories, Inc., Term Loan	3.550%	10/02/14	BB+	2,067,048

	Real Estate Management & Development – 0.4%

1,184	LNR Property Corporation, Term Loan B	3.760%	7/12/11	B-	871,452

	Road & Rail – 1.1%

111	Hertz Corporation, Letter of Credit	2.042%	12/21/12	Ba1	104,980
605	Hertz Corporation, Term Loan	2.000%	12/21/12	Ba1	571,922
1,764	Swift Transportation Company, Inc., Term Loan	3.563%	5/10/14	B-	1,612,178

2,480	Total Road & Rail				2,289,080

	Textiles Apparel & Luxury Goods – 0.5%

1,016	HBI Branded Apparel Limited, Inc., Term Loan	5.254%	9/05/13	BB+	1,021,851

	Trading Companies & Distributors – 0.8%

902	Ashtead Group Public Limited Company, Term Loan	2.063%	8/31/11	BB+	856,900
192	Brenntag Holdings GmbH & Co. KG, Acquisition Facility	2.287%	1/20/14	B+	183,744
786	Brenntag Holdings GmbH & Co. KG, Facility B2	2.253%	1/20/14	B+	752,545

1,880	Total Trading Companies & Distributors				1,793,189

$87,302	Total Variable Rate Senior Loan Interests (cost $86,475,239)				77,842,147

Principal
Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Emerging Markets Debt and Foreign Corporate Bonds – 27.8% (21.3% of Total Investments)

		Argentina – 1.5%

$210		Arcos Dorados S.A., 144A, WI/DD	7.500%	10/01/19	BBB-	$209,475
1,103		Republic of Argentina	8.280%	12/31/33	B-	749,900
1,479	EUR	Republic of Argentina	7.820%	12/31/33	B-	1,244,485
2,060		Republic of Argentina	2.500%	12/31/38	B-	700,400
710	EUR	Republic of Argentina	2.260%	12/31/38	B-	298,706

		Total Argentina				3,202,966

		Bolivia – 0.1%

190		Republic of Venezuela, Reg S	9.000%	5/07/23	BB-	148,486

		Brazil – 2.0%

900	BRL	Banco ABN AMRO Real SA, Reg S	16.200%	2/22/10	N/R	524,526
460		Centrais Eletricas Brasileiras S.A., 144A	6.875%	7/30/19	BBB-	499,100
225		Cia Brasileira de Bebidas	8.750%	9/15/13	Baa1	264,374
695	BRL	Companhia Energetica de Sao Paulo, Corporate Bond 144A	9.750%	1/15/15	Ba2	471,838
265		Globo Comunicacao Participacoes, SA, 144A	7.250%	4/26/22	BBB-	279,575
205		Federative Republic of Brazil	10.500%	7/14/14	BBB-	264,143
100		Federative Republic of Brazil	7.875%	3/07/15	BBB-	118,400
145		Federative Republic of Brazil	8.875%	4/15/24	BBB-	192,850
430		Federative Republic of Brazil	11.000%	8/17/40	BBB-	580,500
40	BRL	National Treasury Note of Brazil	6.000%	5/15/45	Baa3	414,321
1,100	BRL	RBS Zero Hora Editora Jornalistica S.A., 144A	11.250%	6/15/17	BB	504,487
150		Telemar Norte Leste SA, 144A	9.500%	4/23/19	Baa2	180,000

		Total Brazil				4,294,114

		Cayman Islands – 0.4%

275		CSN Island XI Corporation, 144A, WI/DD	6.870%	9/21/19	BB+	278,094
565		Hutchison Whampoa Limited, 144A	5.750%	9/11/19	A-	570,550
70		Vale Overseas Limited	5.625%	9/15/19	BBB+	71,552

		Total Cayman Islands				920,196

		Chile – 0.8%

275		Celulosa Arauco Y Constitucion, 144A	7.250%	7/29/19	BBB	303,867
450		Coporacion Nacional del Cobre de Chile, Reg S	5.625%	9/21/35	A1	434,830
935		Empresa Nacional Del Petroleo Reg S	6.750%	11/15/12	A3	1,026,144
55		Empresa Nacional del Petroleo, 144A	4.875%	3/15/14	A3	57,350

		Total Chile				1,822,191

		Colombia – 1.6%

743,000	COP	Bogota Distrito Capital, Reg S	9.750%	7/26/28	BBB-	354,349
640		EcoPetrol SA, 144A	7.625%	7/23/19	Baa2	704,000
420		Republic of Colombia	11.750%	2/25/20	BBB-	613,200
325		Republic of Colombia	8.125%	5/21/24	BBB-	391,625
1,606,000	COP	Republic of Colombia	9.850%	6/28/27	BB+	891,124
455		Republic of Colombia	7.375%	9/18/37	BBB-	516,425

		Total Colombia				3,470,723

		Dominican Republic – 0.9%

1,831		Dominican Republic, Reg S	9.040%	1/23/18	B	1,940,580

		Ecuador – 0.2%

420		Republic of Ecuador, Reg S	9.375%	12/15/15	CCC+	367,500

		El Salvador – 1.1%

866		Republic of El Salvador, Reg S	7.750%	1/24/23	Baa3	930,950
510		Republic of El Salvador, Reg S	7.625%	9/21/34	Baa3	527,850
810		Republic of El Salvador, Reg S	8.250%	4/10/32	Baa3	862,650

		Total El Salvador				2,321,450

		Gabon – 0.9%

1,885		Republic of Gabon, Reg S	8.200%	12/12/17	BB-	1,979,250

		Ghana – 1.1%

2,400		Republic of Ghana, Reg S	8.500%	10/04/17	B+	2,436,000

		Indonesia – 0.7%

475		Republic of Indonesia, 144A	7.750%	1/17/38	Ba2	529,625
470		Republic of Indonesia, Reg S	10.375%	5/04/14	Ba2	570,319
100		Republic of Indonesia, Reg S	7.250%	4/20/15	Ba2	109,421
245		Republic of Indonesia, Reg S	7.750%	1/17/38	Ba2	273,175

		Total Indonesia				1,482,540

		Israel – 0.3%

310		Israel Electric Corporation Limited, 144A	9.375%	1/28/20	BBB	385,907
240		State of Israel	5.125%	3/26/19	A1	247,095

		Total Israel				633,002

		Kazakhstan – 1.6%

375		Kazakhstan Temir Zholy JSC	7.000%	5/11/16	Baa3	346,875
530		KazMuniaGaz Finance Subsidiary, 144A	11.750%	1/23/15	Baa2	629,375
465		KazMuniaGaz Finance Subsidiary, 144A	9.125%	7/02/18	Baa2	506,850
1,560		KazMuniaGaz Finance Subsidiary, Reg S	9.125%	7/02/18	Baa2	1,700,400
236		Tengizchevroil LLP, 144A	6.124%	11/15/14	Baa3	233,415

		Total Kazakhstan				3,416,915

		Malaysia – 0.9%

950		Penerbangan Malaysia Berhad, Reg S	5.625%	3/15/16	A-	1,007,374
275		Pertoliam Nasional Berhad, Reg S	7.625%	10/15/26	A1	328,744
565		Petronas Capital Limited, 144A	5.250%	8/12/19	A1	575,450

		Total Malaysia				1,911,568

		Mexico – 0.9%

80		Banco Mercantil del Norte, Reg S	6.135%	10/13/16	A3	77,248
427		Conproca SA, Reg S	12.000%	6/16/10	BBB+	451,463
240		Corporacion GEO S.A.B. de C.V., 144A	8.875%	9/25/14	BB-	253,200
2,785	MXN	Mexico Bonos de DeSarrollo	7.250%	12/15/16	A+	201,163
2,825	MXN	Mexico Bonos de DeSarrollo	7.750%	12/14/17	A+	208,531
4,500	MXN	United Mexican States	8.000%	12/19/13	A+	343,010
150,000	ITL	United Mexican States (10)	11.000%	5/08/17	BBB+	145,955
318		United Mexican States	6.050%	1/11/40	BBB+	318,795

		Total Mexico				1,999,365

		Netherlands – 0.5%

454		Intergas Finance B.V., Reg S	6.375%	5/14/17	Baa2	413,140
105		Majapahit Holdings BV, 144A	8.000%	8/07/19	Ba2	112,612
380		Majapahit Holdings BV, Reg S	7.875%	6/28/37	BB-	381,114
240		Voto Votorantim Overseas Trading Operations, 144A	6.625%	9/25/19	BBB	240,300

		Total Netherlands				1,147,166

		Pakistan – 0.8%

585		Islamic Republic of Pakistan, Reg S	7.125%	3/31/16	B-	514,688
580		Islamic Republic of Pakistan, Reg S	6.875%	6/01/17	B-	507,500
800		Islamic Republic of Pakistan, Reg S	7.875%	3/31/36	B-	612,543

		Total Pakistan				1,634,731

		Panama – 0.2%

380		Republic of Panama	7.250%	3/15/15	BB+	436,050

		Peru – 0.8%

285		Republic of Peru	9.875%	2/06/15	BBB-	362,805
485		Republic of Peru	7.350%	7/21/25	BBB-	568,663
605		Republic of Peru	8.750%	11/21/33	BBB-	810,700
70		Republic of Peru	6.550%	3/14/37	BBB-	76,300

		Total Peru				1,818,468

		Philippines – 0.7%

660		National Power Corporation	9.625%	5/15/28	BB-	778,800
435	EUR	Republic of the Philippines	6.250%	3/15/16	BB-	647,060

		Total Philippines				1,425,860

		Poland – 0.7%

175		Republic of Poland	5.250%	1/15/14	A2	187,469
1,090		Republic of Poland	5.000%	10/19/15	A2	1,150,890
185		Republic of Poland	6.375%	7/15/19	A2	208,758

		Total Poland				1,547,117

		Qatar – 0.3%

575		Ras Laffan Liquified Natural Gas II, Reg S	5.298%	9/30/20	Aa2	580,175

		Russian Federation – 1.2%

310		Alrosa Finance SA, Reg S	8.875%	11/17/14	Ba3	304,963
635		Gaz Capital SA, 144A	9.250%	4/23/19	Baa1	708,819
165		Gaz Capital SA, Reg S	8.625%	4/28/34	Baa1	181,434
260		Gaz Capital SA, Reg S	6.212%	11/22/16	Baa1	252,096
125		Russian Agricultural Bank, 144A	9.000%	6/11/14	Baa1	137,600
639		Russian Federation, Reg S	7.500%	3/31/30	BBB	715,208
355		VTB Capital SA, Series, Reg S	6.250%	6/30/35	Baa1	338,336

		Total Russian Federation				2,638,456

		Serbia – 1.3%

1,375		Republic of Serbia, 144A	3.750%	11/01/24	BB-	1,354,375
1,450		Republic of Serbia, Reg S	3.750%	11/01/24	BB-	1,442,750

		Total Serbia				2,797,125

		South Africa – 1.4%

1,275		Republic of South Africa	7.375%	4/25/12	A3	1,405,688
360		Republic of South Africa	6.500%	6/02/14	A3	396,000
1,050		Republic of South Africa	6.875%	5/27/19	A3	1,176,000

		Total South Africa				2,977,688

		South Korea – 0.3%

505		Republic of Korea	5.750%	4/16/14	A	545,625

		Trinidad – 0.1%

185		Petroleum Company of Trinidad & Tobago Limited, 144A	9.750%	8/14/19	BBB	210,438

		Tunisia – 0.4%

715		Banque de Tunisie	7.375%	4/25/12	BBB	790,075
110	EUR	Banque de Tunisie, Reg S	4.500%	6/22/20	BBB	153,725

		Total Tunisia				943,800

		Turkey – 0.7%

150		Republic of Turkey, Government Bond	9.500%	1/15/14	BB-	176,820
135		Republic of Turkey, Government Bond	7.250%	3/15/15	BB-	147,825
565		Republic of Turkey, Government Bond	7.250%	3/05/38	BB-	590,425
719	TRY	Republic of Turkey	12.000%	8/14/13	BB	610,069

		Total Turkey				1,525,139

		Ukraine – 0.7%

985		Republic of Ukraine, Reg S	6.875%	3/04/11	B2	923,536
595	EUR	Republic of Ukraine, Reg S	4.950%	10/13/15	B2	642,223

		Total Ukraine				1,565,759

		United Arab Emirates – 0.4%

750		Emirate of Abu Dhabi, 144A	5.500%	4/08/14	AA	799,809

		Uruguay – 1.2%

9,707	UYU	Republic of Uruguay	5.000%	9/14/18	BB-	461,656
795		Republic of Uruguay	8.000%	11/18/22	BB	894,375
130		Republic of Uruguay	6.875%	9/28/25	BB	133,965
1,102		Republic of Uruguay	7.625%	3/21/36	BB	1,167,752

		Total Uruguay				2,657,748

		Venezuela – 1.1%

180		Petróleos de Venezuela SA, Reg S	5.375%	4/12/27	B+	86,400
385		Republic of Venezuela, Reg S	9.250%	5/07/28	BB-	294,910
210		Republic of Venezuela	13.625%	8/15/18	BB-	217,350
250		Republic of Venezuela	7.650%	4/21/25	B	166,250
925		Republic of Venezuela	9.250%	9/15/27	BB-	749,250
395		Republic of Venezuela	9.375%	1/13/34	BB-	306,125
955		Republic of Venezuela, Reg S	7.000%	3/31/38	BB-	587,325

		Total Venezuela				2,407,610

		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $52,726,922)				60,005,610

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 2.5% (1.9% of Total Investments)

$5,450	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $5,449,659, collateralized by $5,395,000 U.S. Treasury Notes, 3.625%, due 8/15/19, value $5,563,594	0.010%	10/01/09	$5,449,657

	Total Short-Term Investments (cost $5,449,657)			5,449,657

	Total Investments (cost $271,129,121) – 130.3%			281,247,704

	Borrowings – (30.1)% (9)			(65,000,000)

	Other Assets Less Liabilities – (0.2)%			(405,966)

	Net Assets Applicable to Common Shares – 100%			$215,841,738

Investments in Derivatives
Forward Foreign Currency Exchange Contracts outstanding at September 30, 2009:

					Unrealized
					Appreciation
	Amount	In Exchange For	Amount	Settlement	(Depreciation)
Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)

Brazilian Real	2,253,000	U.S. Dollar	1,212,725	12/16/09	$(43,073)
Brazilian Real	120,000	U.S. Dollar	64,812	12/16/09	(2,074)
Colombian Peso	2,284,013,000	U.S. Dollar	1,189,342	10/28/09	2,445
Euro	1,779,000	U.S. Dollar	2,590,108	12/16/09	(12,982)
Euro	206,000	U.S. Dollar	300,352	12/16/09	(1,074)
Euro	100,000	U.S. Dollar	147,232	12/16/09	909
Euro	95,000	U.S. Dollar	138,321	12/16/09	(686)
Mexican Peso	3,237,000	U.S. Dollar	235,795	12/16/09	(1,571)
Turkish Lira	815,000	U.S. Dollar	532,377	12/16/09	(9,632)
Turkish Lira	75,000	U.S. Dollar	50,047	12/16/09	169
Ukraine Hryvna	1,261,000	U.S. Dollar	120,095	7/22/10	(8,810)
U.S. Dollar	37,193	Ghana Cedi	62,000	1/25/10	3,262
U.S. Dollar	19,713	Ghana Cedi	33,000	1/25/10	1,819
U.S. Dollar	18,530	Ghana Cedi	31,000	1/25/10	1,698
U.S. Dollar	24,478	Ghana Cedi	41,000	1/25/10	2,275
U.S. Dollar	25,237	Ghana Cedi	40,000	1/25/10	863
U.S. Dollar	567,789	Israeli Shekel	2,135,000	12/16/09	(698)
U.S. Dollar	65,675	Mexican Peso	890,000	12/16/09	(412)
U.S. Dollar	281,808	Polish Zloty	835,000	12/16/09	7,513
U.S. Dollar	105,100	Ukraine Hryvna	1,051,000	7/22/10	2,338
U.S. Dollar	105,034	Ukraine Hryvna	1,050,341	7/22/10	2,337
U.S. Dollar	248,705	Yuan Renminbi	1,680,000	2/22/10	(2,830)
U.S. Dollar	255,804	Yuan Renminbi	1,719,000	9/28/10	(3,597)
U.S. Dollar	994,877	Yuan Renminbi	6,681,000	9/28/10	(14,658)
Yuan Renminbi	1,680,000	U.S. Dollar	239,658	2/22/10	(6,218)

					$(82,687)

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
  Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks*	$73,079,124	$1,473,198	$—	$74,552,322
REIT Common Stocks	61,852,499	—	—	61,852,499
Preferred Securities**	—	1,545,469	—	1,545,469
Variable Rate Senior Loan Interests	—	77,842,147	—	77,842,147
Emerging Markets Debt and Foreign Corporate Bonds	—	60,005,610	—	60,005,610
Short-Term Investments	5,449,657	—	—	5,449,657
Derivatives:
Forward Foreign Currency Exchange Contracts***	—	(82,687)	—	(82,687)

Total	$140,381,280	$140,783,737	$—	$281,165,017

*    Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
**   Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the fund at the end of the reporting period, if any.
*** Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance at beginning of period	$1,269,746
Gains (losses):
Net realized gains (losses)	119,001
Net change in unrealized appreciation (depreciation)	528,925
Net purchases at cost (sales at proceeds)	(221,400)
Net discounts (premiums)	4,128
Net transfers in to (out of) at end of period fair value	(1,700,400)

Balance at end of period	$—

Derivative Instruments and Hedging Activities
During the current fiscal period, the Fund adopted amendments to authoritative guidance under GAAP on disclosures about derivative instruments and hedging activities. This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, under this guidance they are considered to be non-hedge transactions for financial reporting purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of September 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
		Asset Derivatives		Liability Derivatives
Underlying	Derivative
Risk Exposure	Instrument	Location	Value	Location	Value

Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$25,628	Unrealized depreciation on forward foreign currency exchange contracts	$108,315

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2009, the cost of investments was $272,762,628.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$29,236,887
Depreciation	(20,751,811)

Net unrealized appreciation (depreciation) of investments	$8,485,076

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to September 30, 2009, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest.

(7)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(8)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(9)	Borrowings as a percentage of Total Investments is 23.17%.

(10)	Market of issuance for this investment is Euro. Euro par equals 77,469.

N/R	Not rated.

DDI	Investment or portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Reg S
Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

BRL	Brazilian Real

COP	Colombian Peso

EUR	Euro

ITL	Italian Lira

MXN	Mexican Peso

TRY	Turkish New Lira

UYU	Uruguayan Peso

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009